INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Inventories (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Inventory
Goods in transit	$ 1,287,904	$ 1,169,303
Supplies	10,209,965	6,320,594
Agricultural products	31,031,179	21,984,626
Inventories	87,308,712	61,037,551
Net of agricultural products	56,277,533	39,052,925
Seeds
Inventory
Inventories	1,047,603	404,774
Microbiological resale products
Inventory
Inventories	31,157,840	21,368,521
Microbiological products produced
Inventory
Inventories	14,169,831	10,902,683
Allowance for obsolescence
Inventory
Inventories	$ (1,595,610)	$ (1,112,950)